Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (2,819)	$ 1,798	$ (153)
Income and expenses not involving cash flows
Depreciation and amortization	132	97	118
Increase (decrease) in liability for employee benefits, net	4	(1)	1
Revaluation of derivatives measured at fair value through profit and loss	65	(1,215)	433
Benefit component in respect of related party transactions			173
Other finance expenses	55	(46)	81
Share-based payment	4,236		1
Total income and expenses not involving cash flows	4,492	(1,165)	807
Changes in asset and liability line items:
Decrease (increase) in trade receivable	322	(1,418)	(1,112)
Decrease (increase) in other current assets	(216)	(25)	56
Decrease (increase) in inventory	(49)	(686)	(529)
Increase (decrease) in trade payables	(906)	(197)	1,671
Increase (decrease) in other accounts payables	(94)	(46)	879
Total changes in asset and liability	(943)	(2,372)	965
Net cash provided by (used in) operating activities	730	(1,739)	1,619
Cash flows from investing activities
Purchase of property, plant and equipment	(3)	(8)	(116)
Increase in deposits	(7)	(12)	(9)
Net cash used in investing activities	(10)	(20)	(125)
Cash flows from financing activities
Short term credit from banking corporations, net			(8)
Repayment of loans from banking corporations	(81)	(71)	(175)
Receipt of loans from related parties	(73)	42	190
SAFE		343
Repayment of lease liabilities	(75)	(59)	(81)
Net cash provided by (used in) financing activities	(229)	255	(74)
Exchange rate differentials for cash and cash equivalent balances	8	12	(25)
Increase (decrease) in cash and cash equivalents	499	(1,492)	1,395
Balance of cash and cash equivalents at beginning of year	69	1,561	166
Balance of cash and cash equivalents as at end of year	568	69	1,561
Appendix A - Additional information in connection with cash flows from operating activities
Interest paid	20	63	221
Appendix B - Transactions not involving cash flows
Recognition of right-of-use asset against a lease liability	39	113	77
Issuance of share capital			52
Warrants reclassification			144
Debt forgiveness from controlling shareholders		$ 1,001